Non-controlling Interests	12 Months Ended
Dec. 31, 2017
Noncontrolling Interest [Abstract]
Non-controlling Interests
NOTE 9 — NON-CONTROLLING INTERESTS

As discussed in Note 1 — Business Organization, Carvana Co. consolidates the financial results of Carvana Group and reports a non-controlling interest related to the portion of Carvana Group owned by the Existing LLC Unitholders. Changes in the ownership interest in Carvana Group while Carvana Co. retains its controlling interest will be accounted for as equity transactions. Exchanges of LLC Units result in a change in ownership and reduce the amount recorded as non-controlling interests and increase additional paid-in capital.

Upon the exercise of options issued by Carvana Co., or the issuance of other types of equity compensation by Carvana Co. such as the issuance of restricted or non-restricted stock, payment of bonuses in stock or settlement of stock appreciation rights in stock, Carvana Group is required to issue to Carvana Co. a number of Class A Units equal to 1.25 times the number of shares of Class A common stock being issued in connection with the exercise of such options or issuance of other types of equity compensation, subject to adjustment for stock splits, stock dividends, reclassifications and similar transactions. Activity related to the Company's equity compensation plans may result in a change in ownership which will impact the amount recorded as non-controlling interest and additional paid-in capital.

The non-controlling interest related to the Class B Units is determined based on the respective participation thresholds and the share price of Class A common stock on an as-converted basis. To the extent that the number of as-converted Class B Units changes or Class B Units are forfeited, the resulting difference in ownership will be accounted for as equity transactions adjusting the non-controlling interest and additional paid-in capital.

During the year ended December 31, 2017, the total adjustments related to exchanges of LLC Units was a decrease in non-controlling interests and a corresponding increase in additional paid-in capital of approximately $3.6 million, which has been included in exchanges of LLC Units in the accompanying consolidated statement of stockholders' equity. During the year ended December 31, 2017, the total adjustments related to equity compensation plan activity, changes in the number of as-converted Class B Units and forfeitures of Class B Units, was a decrease in non-controlling interests and a corresponding increase in additional paid-in capital of approximately $0.3 million, which has been included in adjustments to non-controlling interests in the accompanying consolidated statement of stockholders' equity.

As of December 31, 2017, Carvana Co. owned approximately 12.9% of Carvana Group with the Existing LLC Unitholders owning the remaining 87.1%. The net loss attributable to the non-controlling interests on the accompanying consolidated statement of operations represents the portion of the net loss attributable to the economic interest in Carvana Group held by the non-controlling Existing LLC Unitholders calculated based on the weighted average non-controlling interests' ownership during the periods presented.

The following table summarizes the effects of changes in ownership in Carvana Group on the Company's equity during the year ended December 31, 2017 (in thousands):

Transfers (to) from non-controlling interests:
Decrease in additional paid-in capital as a result of the Organizational Transactions	$(174,144)
Increase in additional paid-in capital as a result of exchanges of LLC Units	3,631
Increase in additional paid-in capital as a result of adjustments to the non-controlling interests	340
Total transfers to non-controlling interests	$(170,173)